CAPITAL STOCK	6 Months Ended
Jun. 30, 2022
Capital stock [Abstract]
Capital Stock	Capital Stock
a)    Authorized Capital Stock
Our authorized capital stock is composed of an unlimited number of common shares (issued 1,770,936,335 common shares as at June 30, 2022). Our common shares have no par value.

b)    Dividends
The Company’s practice has been to declare dividends after a quarter in the announcement of the results for the quarter. Dividends declared are paid in the same quarter.
The Company’s dividend reinvestment plan resulted in 105,298 common shares issued to shareholders for the six months ended June 30, 2022.

c)    Return of Capital
At the Annual and Special Meeting on May 4, 2021, shareholders approved a $750 million return of capital distribution. This distribution was derived from a portion of the proceeds from the divestiture of Kalgoorlie Consolidated Gold Mines in November 2019 and from other recent dispositions made by Barrick and its affiliates in line with our strategy of focusing on our core assets. The total return of capital distribution was paid in three equal tranches of $250 million on June 15, 2021, September 15, 2021 and December 15, 2021.
d) Share Buyback Program
At the February 15, 2022 meeting, the Board of Directors authorized a share buyback program for the repurchase of up to $1.0 billion of the Company's outstanding common shares over the next 12 months. During the second quarter of 2022, Barrick purchased 8.5 million common shares for a total of $173 million.
The actual number of common shares that may be purchased, and the timing of any such purchases, will be determined by Barrick based on a number of factors, including the Company's financial performance, the availability of cash flows, and the consideration of other uses of cash, including capital investment opportunities, returns to shareholders, and debt reduction.
The repurchase program does not obligate the Company to acquire any particular number of common shares, and the repurchase program may be suspended or discontinued at any time at the Company's discretion.